Investment income	12 Months Ended
Dec. 31, 2019
Investment Income [abstract]
Investment income
24 Investment income

Investment income
	2019[1]	2018[1]	2017[1]
Dividend income	115	102	80

Realised gains/losses on disposal of debt instruments measured at FVOCI	46	77	n/a
Realised gains/losses on disposal of Available-for-sale debt securities	n/a	n/a	64
Impairments of Available-for-sale debt securities	n/a	n/a
Reversal of impairments of Available-for-sale debt securities	n/a	n/a	3
Realised gains/losses and impairments of debt instruments measured at FVOCI	46	77	67

Realised gains/losses on disposal of Available-for-sale equity securities	n/a	n/a	48
Impairments of Available-for-sale equity securities	n/a	n/a	–6
Realised gains/losses and impairments of Available-for-sale equity securities	n/a	n/a	42

Income from and fair value gains/losses on investment properties	27	4	3
Investment income	188	183	192

1 The adoption of IFRS 9 led to new presentation requirements for 2019 and 2018; 2017 period amounts have not been restated.’.

In 2019, 2018 and 2017, Dividend income mainly consists of dividend received from ING’s equity stake in Bank of Beijing.

Impairments and reversals of impairments on investments are presented within Investment income, which is part of Total income.

Impairments and reversals of impairment on investments per segment[1]
	Impairments			Reversal of impairments
	2019	2018	2017	2019	2018	2017
Wholesale Banking			–5			3
Corporate Line Banking			–1
	n/a	n/a	–6	n/a	n/a	3